Employee benefits (Tables)	12 Months Ended
Jun. 30, 2018
Employee Benefits
Schedule of movements in the number of matching shares outstanding

Movements in the number of matching shares outstanding under the incentive plan corresponding to the Company´s contributions are as follows:

	June 30, 2018	June 30, 2017	June 30, 2016
At the beginning	3,507,947	3,619,599	4,439,507
Additions	-	-	-
Disposals	-	(10,169)	(117,367)
Granted	(160,746)	(101,483)	(702,541)
At the end	3,347,201	3,507,947	3,619,599

Schedule of options pending

The following table shows the detail of the options pending at year end:

	DIC	Cellcom
Exercise price range of outstanding options	NIS 2.92-8	NIS 25.65-51.48
Average price of outstanding options	NIS 6.46	NIS 28.3
Amount of outstanding options	4,745,090	918,665
Average remaining useful life	4.75 years	1.61 years

Schedule of employee benefits - Israel

The Group’s liabilities in relation to severance pay and/or retirement benefits of Israeli employees are calculated in accordance with Israeli laws.

	June 30, 2018	June 30, 2017	June 30, 2016
Present value of unfunded obligations	316	673	572
Present value of funded obligations	371	1,789	1,070
Total present value of defined benefits obligations (post-employment)	687	2,462	1,642
Fair value of plan assets	(592)	(1,703)	(1,101)
Recognized liability for defined benefits obligations	95	759	541
Liability for other long-term benefits	15	4	148
Total recognized liabilities	110	763	689
Assets designed for payment of employee benefits	-	-	(4)
Net position from employee benefits	110	763	685